UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
           TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND
                                RULES THEREUNDER


        Report for the Calendar Year or Quarter Ended September 30, 2001.

(Please read instructions before preparing form.)

If amended report check here: [ ]

 Knowlton Brothers, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

 Knowlton Brothers, Inc. 530 Fifth Avenue New York, NY 10036
--------------------------------------------------------------------------------
Business Address  (Street)          (City)           (State)           (Zip)

 Winthrop Knowlton  212/764-3602
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
       Intentional misstatements or omissions of facts constitute Federal
          Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 8th day of November, 2001.

                                      KNOWLTON BROTHERS, INC.
                                      (Name of Institutional Investment Manager)


                                      /s/  Winthrop Knowlton
                                      -----------------------------------------
                                      (Manual Signature of Person Duly
                                      Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

-------------------------------------------- -----------------------------------
Name:                                        13F File No.:
-------------------------------------------- -----------------------------------

-------------------------------------------- -----------------------------------
1.  Knowlton Brothers, Inc.                   28-5340
-------------------------------------------- -----------------------------------
2.  Knowlton, Christopher                     28-5342
--------------------------------------------------------------------------------
3.  Knowlton, Winthrop                        28-5344
-------------------------------------------- -----------------------------------
4.  Lee, Dwight                               28-2649
-------------------------------------------- -----------------------------------

                                                                           Investment Discretion                    Voting Authority
                                                                           ---------------------                    ----------------

====================================================================================================================================

                                                                                      Shared
Issuer                        Class       CUSIP          Value      Position   Sole   Instr.V    Shared    Managers    Sole  Shared
====================================================================================================================================
AES Corp.                     COM       00130H105      2498938.50    194925                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

AES Corp.                     COM       00130H105          678178     52900                         X      1, 2, 3, 4          X
------------------------------------------------------------------------------------------------------------------------------------

Alloy Online                  COM        19855105         2903602    235300                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Altera Corp.                  COM        21441100       791645.40     48330                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Altera Corp.                  COM        21441100          363636     22200                         X      1, 2, 3, 4          X
------------------------------------------------------------------------------------------------------------------------------------

Altera Corp.                  COM        21441100          299754     18300                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

American Superconductor       COM        30111108          231632     24800                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

AT&T Liberty Media            COM         1957208         1225550     96500                         X      1, 2, 3, 4          X
------------------------------------------------------------------------------------------------------------------------------------

Analog Devices.               COM        32654105          284490      8700                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Attunity Limited              COM       M15332105           75835     52300                         X      1, 2, 3, 4          X
------------------------------------------------------------------------------------------------------------------------------------

Biosite Diagnostic            COM        90945106          121050      5000                         X      1, 2, 3, 4          X
------------------------------------------------------------------------------------------------------------------------------------

Celgene                       COM       151020104          845760     32000                         X      1, 2, 3, 4          X
------------------------------------------------------------------------------------------------------------------------------------

Celgene                       COM       151020104          507456     19200                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Cell Genesys                  COM       150921104          244800     15300                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Cognex Corp.                  COM       192422103      2971959.12    151476                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Cognex Corp.                  COM       192422103          280566     14300                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Cognex Corp.                  COM       192422103          723978     36900                         X      1, 2, 3, 4          X
------------------------------------------------------------------------------------------------------------------------------------

Cognizant Tech Solutions      COM       192446102          277760     12400                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Eclipsys                      COM       278856109      3953850.60    297282                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Eclipsys                      COM       278856109          996170    74,900                         X      1, 2, 3, 4          X
------------------------------------------------------------------------------------------------------------------------------------

Eclipsys                      COM       278856109          210140     15800                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Elan                          COM       284131208          392445      8100                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Electronics for Imaging       COM       286082102      1285924.64     78988                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

EMC                           COM       268648102          148050     12600                         X      1, 2, 3, 4          X

                                                                           Investment Discretion                    Voting Authority
                                                                           ---------------------                    ----------------

====================================================================================================================================

                                                                                      Shared
Issuer                        Class       CUSIP          Value      Position   Sole   Instr.V    Shared    Managers    Sole  Shared
====================================================================================================================================
E-Trade Group                 COM       269248104          316415     52300                         X      1, 2, 3, 4          X
------------------------------------------------------------------------------------------------------------------------------------

Exult                         COM       302284104          132097     11300                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Flextronics                   COM       Y2573F102          560706     33900                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Flextronics                   COM       Y2573F102          274564     16600                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Genzyme Corp Gen. Div         COM       372917104         1412562     31100                         X      1, 2, 3, 4          X
------------------------------------------------------------------------------------------------------------------------------------

Gentex                        COM       371901109      1471050.64     61576                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Gentex                        COM       371901109          267568     11200                         X      1,  2, 3            X
------------------------------------------------------------------------------------------------------------------------------------

Hollis Eden                   COM       435902101         2370645    341100                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

HNC Software                  COM       40425P107      4080545.70    218211                         X      1, 2, 3,            X
------------------------------------------------------------------------------------------------------------------------------------

HNC Software                  COM       40425P107          474980     25400                         X      1, 2, 3, 4          X
------------------------------------------------------------------------------------------------------------------------------------

HNC Software                  COM       40425P107          295460     15800                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Human Genome Sciences         COM       444903108          145277      4700                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Idexx Laboratories Corp.      COM        4518d104         1257306     53800                         X      1, 2, 3, 4          X
------------------------------------------------------------------------------------------------------------------------------------

IDX Systems                   COM       449491109          499175     48700                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Impath                        COM       45255G101      3700231.22    107222                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Impath                        COM       45255G101          686749     19900                         X      1, 2, 3, 4          X
------------------------------------------------------------------------------------------------------------------------------------

Impath                        COM       45355G101          348551     10100                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Information Architects        COM       45669R107           47800     95600                         X      1, 2, 3, 4          X
------------------------------------------------------------------------------------------------------------------------------------

Innoveda                      COM       45769F102          204685    305500                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Internet Security Systems     COM       46060X107       821275.61     90151                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Jabil Circuit                 COM       466313103          941540     52600                         X      1, 2, 3, 4          X
------------------------------------------------------------------------------------------------------------------------------------

Jabil Circuit                 COM       466313103       812427.30     45387                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Jabil Circuit                 COM       466313103       362027.50     20225                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Maxwell Shoe                  COM       577766108         1432200    102300                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Mercury Computer              COM       589378108          367990      9800                         X      1, 2, 3             X

                                                                           Investment Discretion                    Voting Authority
                                                                           ---------------------                    ----------------

====================================================================================================================================

                                                                                      Shared
Issuer                        Class       CUSIP          Value      Position   Sole   Instr.V    Shared    Managers    Sole  Shared
====================================================================================================================================
Mercury Interactive           COM       589405109      1161135.36     60984                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Mercury Interactive           COM       589405109          276080     14500                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Micron Technology             COM       595112103          261737     13900                         X      1, 2, 3, 4          X
------------------------------------------------------------------------------------------------------------------------------------

MRV Communications Inc.       COM       553477100          625812    208604                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

MRV Communications Inc.       COM       553477100          271200     90400                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

MRV Communications Inc.       COM       553477100          631800    210600                         X      1, 2, 3, 4          X
------------------------------------------------------------------------------------------------------------------------------------

National Instruments          COM       636518102       242595.90      9270                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

National Instruments          COM       636518102          117765      4500                         X      1, 2, 3, 4          X
------------------------------------------------------------------------------------------------------------------------------------

National Instruments          COM       636518102          115148      4400                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Netwolves                     COM       64120V102          255375    102150                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Netwolves                     COM       64120V102           97500     39000                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Network Associates            COM       640938106      7987120.93    619637                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Network Associates            COM       640938106         2094625    162500                         X      1, 2, 3, 4          X
------------------------------------------------------------------------------------------------------------------------------------

Network Associates            COM       640938106          911323     70700                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Novellus Systems              COM       670008101          528360     18500                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Novellus Systems              COM       670008101          148512      5200                         X      1, 2, 3, 4          X
------------------------------------------------------------------------------------------------------------------------------------

Novellus Systems              COM       670008101          177072      6200                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Oak Technology                COM       671802106      1766372.40    226458                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Parametric Technology Corp.   COM       699173100       560084.04    107916                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Parametric Technology Corp.   COM       699173100          332160     64000                         X      1, 2, 3, 4          X
------------------------------------------------------------------------------------------------------------------------------------

PRI Automation                COM       69357H106          266532     26600                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Presstek                      COM       741113104          186000     30000                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

QRS                           COM       74726X105         3593352    427780                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

QRS                           COM       74726X105          224280     26700                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Rational Software             COM       75409P202      2587469.44    298784                         X      1, 2, 3             X

                                                                           Investment Discretion                    Voting Authority
                                                                           ---------------------                    ----------------

====================================================================================================================================

                                                                                      Shared
Issuer                        Class       CUSIP          Value      Position   Sole   Instr.V    Shared    Managers    Sole  Shared
====================================================================================================================================
Rational Software             COM       75409P202          649500     75000                         X      1, 2, 3, 4          X
------------------------------------------------------------------------------------------------------------------------------------

Rational Software             COM       75409P202          477166     55100                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Solectron                     COM       834182107      1369539.05    117557                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Solectron                     COM       834182107          252805     21700                         X      1, 2, 3, 4          X
------------------------------------------------------------------------------------------------------------------------------------

Synopsis                      COM       871607107      4681161.50    116711                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Synopsis                      COM       871607107       405100.90     10100                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Synopsis                      COM       871607107      1151128.30     28700                         X      1, 2, 3, 4          X
------------------------------------------------------------------------------------------------------------------------------------

Thoratec                      COM       885175307      4224233.30    255395                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Thoratec                      COM       885175307          848502     51300                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Tripos                        COM       896928108         1342380     78000                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Tripos                        COM       896928108          337316     19600                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Veeco Instruments             COM       922417100          113950      4300                         X      1, 2, 3, 4          X
------------------------------------------------------------------------------------------------------------------------------------

Veeco Instruments             COM       922417100          103350      3900                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Verisign                      COM       92343E102          201120      4800                         X      1, 2, 3, 4          X
------------------------------------------------------------------------------------------------------------------------------------

Vertex Pharmaceuticals        COM       92532F100          108240      6000                         X      1, 2, 3, 4          X
------------------------------------------------------------------------------------------------------------------------------------

Vertex Pharmaceuticals        COM       92532F100          268796     14900                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Wind River Systems            COM       973149107       953452.50     90805                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Wind River Systems            COM       973149107          508410     48420                         X      1, 2, 3, 4          X
------------------------------------------------------------------------------------------------------------------------------------

Wind River Systems            COM       973149107          393750     37500                         X      1, 2, 3             X
------------------------------------------------------------------------------------------------------------------------------------

Xilinx Inc.                   COM       983919101          265889     11300                         X      1, 2, 3, 4          X
------------------------------------------------------------------------------------------------------------------------------------
                                                      89672198.85
TOTAL
====================================================================================================================================